Note 14 - Commitments and Contingencies (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Number of Dry-bulk Vessels with Index-linked Time Charter Rate	3
Number of Dry-bulk Vessels Not Secured Employment	16
Total Capital Commitments at Period End	$ 400,000
Ainsley Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 60,214
Ambrose Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity		63,975
Kemp Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity		61,250
Hyde Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity		60,667
Skerrett Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 61,750
Ainsley Maritime Co., Ambrose Maritime Co., Kemp Maritime Co. and Hyde Maritime Co.and Skerrett Maritime Co. [Member]
Debt Guarantee Percentage		100.00%
Future Minimum Contractual Charter Revenues Assumptions [Member]
Time Charter Arrangements Remaining Terms Period (Month)	121 months
Revenue Days Per Annum (Day)	365 days